Submission	Jun. 05, 2025
Submission [Line Items]
Central Index Key	0000860413
Registrant Name	FIRST INTERSTATE BANCSYSTEM INC
Registration File Number	333-272215
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES